Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	[1]	¥ 270,246	¥ 141,855
Equity securities without readily determinable fair value, amount		65,365
Other liabilities [Member]
Other Assets Other and Other Liabilities [Line Items]
Liability in respect of outstanding and unsettled investigations		62,889
Listed equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		30,912	32,545
Unlisted equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		¥ 239,334	¥ 109,310

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments comprise of listed equity securities and unlisted equity securities of ¥32,545 million and ¥109,310 million respectively, as of March 31, 2020, and ¥30,912 million and ¥239,334 million respectively, as of March 31, 2021. In principle, these securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income. It also includes equity securities without readily determinable fair value of ¥65,365 million as of March 31, 2021.